Guarantor Subsidiaries - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 97,537	$ 143,867	$ 68,531	$ 13,616
Restricted cash	395	352
Accounts receivable	18,635	8,513
Inventories	3,733	3,691
Deferred income tax asset	4,691	3,838
Prepaid expenses and other current assets	18,131	14,645
Total current assets	143,122	174,906
Property and equipment:
Land	49,887	53,982
Buildings and building improvements	343,718	340,959
Leasehold improvements	187,433	164,075
Assets under capital leases	50,398	49,670
Equipment	281,736	253,890
Construction in progress	26,709	7,201
Total property and equipment	939,881	869,777
Accumulated depreciation and amortization	(438,378)	(402,022)
Property and equipment, net of accumulated depreciation	501,503	467,755
Goodwill	125,515	74,377	44,577
Intangible assets, net of accumulated amortization	3,007	957
Investments in unconsolidated affiliates	5,079	7,073
Deferred income tax asset	101,847	100,043
Other	18,029	19,510
Total assets	898,102	844,621
Current liabilities:
Accounts payable	42,181	43,321
Accrued expenses	32,563	27,306
Deferred revenue	23,513	15,273
Current maturities of capital leases and long-term financing obligations	9,667	6,870
Total current liabilities	107,924	92,770
Long-term liabilities:
Long-term debt	209,690	209,619
Capital leases and long-term financing obligations, less current maturities	230,203	238,763
Deferred revenue	30,669	31,827
Other	31,071	25,831
Total long-term liabilities	501,633	506,040
Stockholders' equity:
Preferred stock
Common stock	744	698
Treasury stock	(13,565)	(11,914)
Paid-in capital	493,587	440,306
Accumulated deficit	(192,221)	(183,279)
Total stockholders' equity	288,545	245,811	149,434	(5,625)
Total liabilities and stockholders' equity	898,102	844,621
Carmike Cinemas, Inc. [Member]
Current assets:
Cash and cash equivalents	66,010	99,947	49,838	4,015
Restricted cash	395	352
Accounts receivable	17,186	7,317
Inventories	779	903
Deferred income tax asset	2,479	4,059
Prepaid expenses and other current assets	22,539	9,330
Total current assets	109,388	121,908
Property and equipment:
Land	9,224	13,446
Buildings and building improvements	54,042	55,223
Leasehold improvements	28,432	26,901
Assets under capital leases	12,689	12,689
Equipment	81,014	80,928
Construction in progress	10,565	3,640
Total property and equipment	195,966	192,827
Accumulated depreciation and amortization	(106,481)	(101,388)
Property and equipment, net of accumulated depreciation	89,485	91,439
Intercompany receivables	129,877	108,744
Investments in subsidiaries	172,742	160,347
Goodwill	51,507	11,473
Intangible assets, net of accumulated amortization	69
Investments in unconsolidated affiliates	4,195	6,188
Deferred income tax asset	54,203	59,640
Other	11,622	12,918
Total assets	623,088	572,657
Current liabilities:
Accounts payable	32,722	35,013
Accrued expenses	17,550	1,365
Deferred revenue	8,238	9,068
Current maturities of capital leases and long-term financing obligations	1,394	1,013
Total current liabilities	59,904	46,459
Long-term liabilities:
Long-term debt	209,690	209,619
Capital leases and long-term financing obligations, less current maturities	25,647	27,008
Deferred revenue	30,669	31,827
Other	8,633	11,933
Total long-term liabilities	274,639	280,387
Stockholders' equity:
Preferred stock
Common stock	744	698
Treasury stock	(13,565)	(11,914)
Paid-in capital	493,587	440,306
Accumulated deficit	(192,221)	(183,279)
Total stockholders' equity	288,545	245,811
Total liabilities and stockholders' equity	623,088	572,657
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	31,527	43,920	18,693	9,601
Accounts receivable	14,640	9,103
Inventories	2,954	2,788
Deferred income tax asset	2,212	103
Prepaid expenses and other current assets	10,513	9,055
Total current assets	61,846	64,969
Property and equipment:
Land	40,663	40,536
Buildings and building improvements	289,676	285,736
Leasehold improvements	159,001	137,174
Assets under capital leases	37,709	36,981
Equipment	200,722	172,962
Construction in progress	16,144	3,561
Total property and equipment	743,915	676,950
Accumulated depreciation and amortization	(331,897)	(300,634)
Property and equipment, net of accumulated depreciation	412,018	376,316
Goodwill	74,008	62,904
Intangible assets, net of accumulated amortization	2,938	957
Investments in unconsolidated affiliates	884	885
Deferred income tax asset	47,644	40,403
Other	6,407	6,592
Total assets	605,745	553,026
Current liabilities:
Accounts payable	22,650	16,215
Accrued expenses	29,934	30,005
Deferred revenue	15,275	6,205
Current maturities of capital leases and long-term financing obligations	8,273	5,857
Total current liabilities	76,132	58,282
Long-term liabilities:
Capital leases and long-term financing obligations, less current maturities	204,556	211,755
Intercompany liabilities	129,877	108,744
Other	22,438	13,898
Total long-term liabilities	356,871	334,397
Stockholders' equity:
Preferred stock
Common stock	1	1
Paid-in capital	269,635	260,013
Accumulated deficit	(96,894)	(99,667)
Total stockholders' equity	172,742	160,347
Total liabilities and stockholders' equity	605,745	553,026
Eliminations [Member]
Current assets:
Accounts receivable	(13,191)	(7,907)
Deferred income tax asset		(324)
Prepaid expenses and other current assets	(14,921)	(3,740)
Total current assets	(28,112)	(11,971)
Property and equipment:
Intercompany receivables	(129,877)	(108,744)
Investments in subsidiaries	(172,742)	(160,347)
Total assets	(330,731)	(281,062)
Current liabilities:
Accounts payable	(13,191)	(7,907)
Accrued expenses	(14,921)	(4,064)
Total current liabilities	(28,112)	(11,971)
Long-term liabilities:
Intercompany liabilities	(129,877)	(108,744)
Total long-term liabilities	(129,877)	(108,744)
Stockholders' equity:
Preferred stock
Common stock	(1)	(1)
Paid-in capital	(269,635)	(260,013)
Accumulated deficit	96,894	99,667
Total stockholders' equity	(172,742)	(160,347)
Total liabilities and stockholders' equity	$ (330,731)	$ (281,062)